NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Nature of operations and going concern [Abstract]
Working capital deficiency	$ 17,058,758	$ 9,434,546
Accumulated deficit	$ 23,585,459	$ 19,009,676